Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,198,169,391.00
Previously Paid Amount	0.00
Total Fee Amount	303,567.19
Total Offset Amount	0.00
Net Fee	$ 303,567.19